Derivatives (Details) - Schedule of Derivative Volumes	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / bbl MBbls	Dec. 31, 2023 $ / bbl MBbls
Q3 2024 [Member]
Schedule of Derivative Volumes [Line Items]
Volume | MBbls	9,000
Weighted average floor price	85.5
Weighted average ceiling price	85.5
Q4 2024 [Member]
Schedule of Derivative Volumes [Line Items]
Volume | MBbls	9,000
Weighted average floor price	85.5
Weighted average ceiling price	85.5
Q3-Q4 2024 [Member]
Schedule of Derivative Volumes [Line Items]
Volume | MBbls		9,000
Weighted average floor price		70
Weighted average ceiling price		85.5
Weighted average sold call		85.5
Q3-Q4 2024 [Member] | Commodity Swaps [Member]
Schedule of Derivative Volumes [Line Items]
Volume | MBbls	2,250
Weighted average sold call	70.89
Q1-Q4 2025 [Member]
Schedule of Derivative Volumes [Line Items]
Volume | MBbls		3,000
Weighted average floor price		67.96
Q1-Q4 2025 [Member] | Commodity Swaps [Member]
Schedule of Derivative Volumes [Line Items]
Volume | MBbls	5,000
Weighted average sold call	70.21